Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Options Outstanding
Options outstanding at beginning of the period (shares)		5,096,086
Granted (shares)		2,902,385
Exercised (shares)		(72,201)
Forfeited or expired (shares)		(255,362)
Options outstanding, vested and expected to vest at end of the period (shares)		7,670,908	5,096,086
Exercisable at end of the period (shares)		6,565,317
Weighted- Average Exercise Price Per Share
Weighted-average exercise price, Outstanding at beginning of the period ($ per shares)		$ 9.68
Weighted-average exercise price, Granted ($ per shares)		11.68
Weighted-average exercise price, Exercised ($ per shares)		8.26
Weighted-average exercise price, Forfeited or expired ($ per shares)		10.23
Weighted-average exercise price, Outstanding, vested and expected to vest at end of the period ($ per shares)		9.59	$ 9.68
Exercisable at end of the period ($ per shares)		$ 9.31
Weighted- Average Remaining Contractual Term
Weighted-average remaining contractual term, Outstanding, vested and expected to vest (in years)		8 years 2 months 12 days	8 years 6 months
Weighted-average remaining contractual term, Exercisable at end of the period (in years)		8 years
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding at beginning of the period		$ 15,033
Aggregate Intrinsic Value, exercised		333
Aggregate Intrinsic Values, Outstanding, vested and expected to vest at the end of period		1,777	$ 15,033
Aggregate Intrinsic Values, Exercisable at the end of period		$ 1,777
Unvested and early exercisable shares		3,906,969
Weighted-average grant date fair value of options granted ($ per share)		$ 9.92	$ 10.93
Vested, fair value		$ 5,800	$ 8,100
Stock-based compensation expense recognized		$ 19,457	$ 8,625
2024 POP
Options Outstanding
Granted (shares)		1,880,680
Forfeited or expired (shares)		(92,800)
Options outstanding, vested and expected to vest at end of the period (shares)		1,787,880
Weighted- Average Exercise Price Per Share
Weighted-average exercise price, Granted ($ per shares)		$ 10.19
Weighted-average exercise price, Forfeited or expired ($ per shares)		10.19
Weighted-average exercise price, Outstanding, vested and expected to vest at end of the period ($ per shares)		$ 10.19
Weighted- Average Remaining Contractual Term
Weighted-average remaining contractual term, Outstanding, vested and expected to vest (in years)		9 years 3 months 18 days
Aggregate Intrinsic Value
Common stock fair value	$ 12.06
Expected term (in years)	6 years
Volatility rate	122.00%
Risk Free Interest Rate	4.38%
Share-Based payment award, options, issued in period, fair value		$ 18,000
Performance period		36 months
Stock-based compensation expense recognized		$ 5,700
2024 POP | Maximum
Aggregate Intrinsic Value
Share-Based payment award, award derived service period		2 years 1 month 6 days
2024 POP | Minimum
Aggregate Intrinsic Value
Share-Based payment award, award derived service period		1 year 4 months 24 days